Total
AST Multi-Sector Fixed Income Portfolio
SUMMARY: AST MULTI-SECTOR FIXED INCOME PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST Multi-Sector Fixed Income Portfolio AST Multi-Sector Fixed Income Portfolio
Management Fee	0.47%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.01%
= Total Annual Portfolio Operating Expenses	0.73%

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AST Multi-Sector Fixed Income Portfolio | AST Multi-Sector Fixed Income Portfolio | USD ($)	75	233	406	906

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 43% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s multi-sector investments may include: (i) investment grade debt obligations of US and foreign corporate issuers; (ii) privately-issued mortgage-related and asset-backed securities; (iii) certain debt obligations issued or guaranteed by the US Government and government-related entities, including mortgage-related securities; (iv) US Government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. At times, the Portfolio may be concentrated in certain sectors.

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities.

Although the Portfolio may invest in instruments of any duration or maturity, the Portfolio normally seeks to maintain a weighted average portfolio duration within +/- one year of its secondary benchmark index, which duration was 11.03 years as of February 29, 2020.

The Portfolio may invest up to 10% of investable assets in instruments that are rated below investment grade or, if unrated, are considered by the Portfolio’s subadviser to be of comparable quality to instruments rated below investment grade. The Portfolio may invest up to 15% of total assets in instruments in the financial services group of industries. The Portfolio may invest up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers, including those issued by issuers in emerging markets.

In determining which securities to buy and sell, the Portfolio’s subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and the management of an issuer. The Portfolio’s subadviser generally employs fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.

The Portfolio is the sole investment option for certain Contracts issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (collectively, the Participating Insurance Companies) known as the Prudential Defined Income Variable Annuity. Contract owners will have their account value allocated to the Portfolio. For more information, Contract owners should see their Contract prospectus or contact the relevant Participating Insurance Company or their financial professional.

In managing the Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors, such as expected total return, yield, spread and potential for price appreciation, as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.
Principal Risks of Investing in the Portfolio.
The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics. There is no guarantee that the investment objective of the Portfolio will be achieved.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

Valuation Risk. Due to the nature of the Portfolio’s investments and the market environment, a portion of the Portfolio’s assets may be valued at fair value pursuant to guidelines established by the Board. The Portfolio’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. No assurance can be given that such prices accurately reflect the price the Portfolio would receive upon sale of a security.
Past Performance.
The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Bloomberg Barclays US Long Corporate Index (65%) and Bloomberg Barclays US Intermediate Corporate Index (35%). (Note: This blend has a cap of 7.5% on Financials). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the custom blended index.
Annual Total Returns

Best Quarter:		Worst Quarter:
6.61%	1st Quarter of 2019	-5.33%	2nd Quarter of 2015

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - AST Multi-Sector Fixed Income Portfolio	1 Year	5 Years	Since Inception		Inception Date
AST Multi-Sector Fixed Income Portfolio	18.71%	5.17%	4.85%		Feb. 25, 2013
Bloomberg Barclays US Long Corporate Index (reflects no deduction for fees, expenses or taxes)	23.89%	6.40%	6.20%	[1]	Feb. 25, 2013
Blended Index (reflects no deduction for fees, expenses or taxes)	18.77%	5.43%	5.11%	[1]	Feb. 25, 2013
[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.